Warrants	12 Months Ended
Dec. 31, 2025
Warrants
Warrants

Note 16 -Warrants

Public and Private Placement Warrants

As of December 31, 2025, and December 31, 2024, the Company had 287,500 public warrants and 13,205 private placement warrants to purchase Common Stock are outstanding, respectively, each with an adjusted exercise price of $230 per share.

The public and private placement warrants may only be exercised for a whole number of Common Stock.

The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.

No warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.

Redemption of warrants will become effective when the price per share of the Common Stock equals or exceeds $360.00 per share. Once the warrants become redeemable, the Company may redeem the warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the Common Stock equals or exceeds $360.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and certain issuances of Common Stock and equity-linked securities) for any 20 trading days within a 30-trading day period commencing no earlier than the date the warrants become exercisable and ending on the third business day before the date on which the Company sends the notice of redemption to the warrant holders.

If and when the warrant becomes redeemable by the Company, the Company may exercise its redemption rights; this is also the case if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for the issuance of Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private placement warrants are identical to the public warrants, except that the private placement warrants and the Common Stock issuable upon the exercise of the private placement warrants were not transferable, assignable or saleable, subject to certain limited exceptions. Additionally, the private placement warrants are exercisable on a cashless basis and non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

PIPE Warrants

As of December 31, 2025 and December 31, 2024, there were 51,125 outstanding PIPE warrants to purchase Common Stock.

The PIPE warrants have an adjusted exercise price of $100.00 per share of Common Stock to be paid in cash except if the shares underlying the warrants are not covered by an effective registration statement after the nine-month anniversary of the closing date, in which case cashless exercise is permitted. The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.

Abaca Warrants

As of December 31, 2025, and December 31, 2024, the Company had 250,000 Abaca warrants outstanding, each exercisable to purchase one share of the Company’s Common Stock at an exercise price of $40.00 per share, payable in cash. The Abaca Warrants become exercisable one year after the effective date of the registration statement covering the underlying shares and expire five (5) years after that date.

The Company may, at its sole discretion, settle exercises of the Abaca warrants in either (i) shares of Common Stock or (ii) cash equal to the intrinsic value of the Warrants (the difference between the fair market value of the Common Stock on the date of exercise and the $40.00 exercise price, multiplied by the number of Warrants exercised).

On November 10, 2025, the registration statement on Form S-1 covering the shares issuable upon exercise of the Abaca Warrants became effective, thereby satisfying the Company’s commitment to register such shares for resale.

Series B Warrants

On September 30, 2025, in connection with the issuance of the Company’s Series B Convertible Preferred Stock, the Company also issued Series B Warrants to purchase an aggregate of 1,999,544 shares of Common Stock at an initial exercise price of $7.7644 per share, subject to adjustment.

The Series B Warrants become exercisable on the date that is six months and one day after the effective date of the Company’s Form S-1 registration statement filed on October 21, 2025 (the “Initial Exercisability Date”), and expire on the third anniversary of the Initial Exercisability Date. Each holder is subject to a 4.99% beneficial-ownership limitation, which may be increased to up to 9.99% upon 61 days’ prior written notice to the Company. If a registration statement covering the resale of the underlying shares is not effective at the time of exercise, the holder may elect to exercise the warrants on a cashless basis.

The Series B Warrants include down-round and anti-dilution provisions under which the exercise price is subject to reduction if the Company issues shares of Common Stock, or common stock equivalents, at a price below the then-current exercise price. The exercise price and/or number of warrant shares are also subject to automatic resets on the 60th, 90th, and 180th calendar days following the issuance date, and upon standard corporate events such as stock splits, combinations, and stock dividends. All automatic resets occur prior to the Initial Exercisability Date; accordingly, the exercise price and warrant share count in effect on that date will already reflect any adjustments triggered during the pre-exercisability period.

The Company evaluated the Series B Warrants under ASC 815-40 and ASC 480. Management concluded that the warrants are indexed to the Company’s own stock and satisfy all conditions for equity classification in stockholders’ equity. In reaching this conclusion, management noted that: (i) the beneficial-ownership limitation is a timing deferral and does not introduce a non-equity observable index; (ii) the down-round feature is disregarded in the indexation analysis under ASC 815-10-15-75A; and (iii) the automatic reset provisions are fully operative before the warrants become exercisable, such that the settlement amount upon exercise is determined solely by reference to a fixed number of shares and a fixed exercise price, subject only to standard anti-dilution adjustments. Because the Series B Warrants are classified in equity, they will not be subsequently remeasured at fair value. This treatment differs from the Company’s other outstanding warrants which are classified as derivative liabilities and remeasured each reporting period (see Note 19).

The aggregate fair value of each unit of Series B Convertible Preferred Stock and accompanying Series B Warrant was established at $800, representing the price paid by unaffiliated third-party investors in an arm’s-length transaction on September 30, 2025. Because both instruments are recorded separately on the balance sheet, the Company allocated the $800 unit price between them on a fair value basis in accordance with ASC 470-20-30-5. The fair value of each Series B Warrant was estimated using a Monte Carlo simulation model provided by a third-party. The model produced an estimated fair value of $211 per Series B Warrant and $589 per share of Series B Convertible Preferred Stock. Both instruments are classified in permanent equity and will not be subsequently remeasured.